Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Search and search-related advertising revenues from transactions related parties	$ 10,461	$ 6,273	$ 2,558
Other revenues from transactions with related parties	5,486	2,449	85
Cost of revenues from transactions with related parties	67,653	36,487	30,550
Share-based compensation expense included in:
Share-based compensation expense	23,723	12,861	10,379
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	540	171	330
Research and development [Member]
Operating expenses from transactions with related parties	8,233	6,619	7,825
Share-based compensation expense included in:
Share-based compensation expense	16,470	5,615	6,862
Sales and marketing [Member]
Operating expenses from transactions with related parties	3,010	3,788	4,409
Share-based compensation expense included in:
Share-based compensation expense	4,299	1,816	943
General and administrative [Member]
Operating expenses from transactions with related parties	131	81	83
Share-based compensation expense included in:
Share-based compensation expense	$ 2,414	$ 5,259	$ 2,244